Goodwill and Intangibles - Accumulated Amortization and Impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	€ (4,559.2)	€ (4,555.1)
Amortisation, intangible assets other than goodwill	(7.7)	(8.8)	€ (8.2)
Intangible assets and goodwill	(4,573.2)	(4,559.2)	(4,555.1)
Intangible assets and goodwill	4,573.2	4,559.2	4,555.1
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	58.8	44.6
Amortisation, intangible assets other than goodwill	7.7	8.8
Impairment loss recognised in profit or loss, intangible assets other than goodwill		(5.8)
Disposals, intangible assets other than goodwill		(0.1)
Increase (decrease) through net exchange differences, intangible assets and goodwill		(0.4)
Intangible assets and goodwill	66.5	58.8	44.6
Intangible assets and goodwill	(66.5)	(58.8)	(44.6)
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(4,618.0)	(4,599.7)
Increase (decrease) through transfers, intangible assets other than goodwill		1.7
Disposals, intangible assets other than goodwill		0.1
Increase (decrease) through net exchange differences, intangible assets and goodwill	(7.9)	(3.4)
Intangible assets and goodwill	(4,639.7)	(4,618.0)	(4,599.7)
Intangible assets and goodwill	4,639.7	4,618.0	4,599.7
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through transfers, intangible assets other than goodwill		0.1
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,101.6)	(2,099.4)
Intangible assets and goodwill	(2,105.0)	(2,101.6)	(2,099.4)
Intangible assets and goodwill	2,105.0	2,101.6	2,099.4
Goodwill | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0.0	0.0
Amortisation, intangible assets other than goodwill	0.0	0.0
Impairment loss recognised in profit or loss, intangible assets other than goodwill		0.0
Disposals, intangible assets other than goodwill		0.0
Increase (decrease) through net exchange differences, intangible assets and goodwill		0.0
Intangible assets and goodwill	0.0	0.0	0.0
Intangible assets and goodwill	0.0	0.0	0.0
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,101.6)	(2,099.4)
Increase (decrease) through transfers, intangible assets other than goodwill		0.0
Disposals, intangible assets other than goodwill		0.0
Increase (decrease) through net exchange differences, intangible assets and goodwill	(3.4)	(0.2)
Intangible assets and goodwill	(2,105.0)	(2,101.6)	(2,099.4)
Intangible assets and goodwill	2,105.0	2,101.6	2,099.4
Goodwill | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through transfers, intangible assets other than goodwill		0.0
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(13.1)	(21.5)
Intangible assets and goodwill	(11.3)	(13.1)	(21.5)
Intangible assets and goodwill	11.3	13.1	21.5
Customer relationships | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	22.2	13.8
Amortisation, intangible assets other than goodwill	1.8	2.6
Impairment loss recognised in profit or loss, intangible assets other than goodwill		(5.8)
Disposals, intangible assets other than goodwill		0.0
Increase (decrease) through net exchange differences, intangible assets and goodwill		0.0
Intangible assets and goodwill	24.0	22.2	13.8
Intangible assets and goodwill	(24.0)	(22.2)	(13.8)
Customer relationships | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(35.3)	(35.3)
Increase (decrease) through transfers, intangible assets other than goodwill		0.0
Disposals, intangible assets other than goodwill		0.0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.0	0.0
Intangible assets and goodwill	(35.3)	(35.3)	(35.3)
Intangible assets and goodwill	35.3	35.3	35.3
Customer relationships | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through transfers, intangible assets other than goodwill		0.0
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,417.7)	(2,415.3)
Intangible assets and goodwill	(2,421.6)	(2,417.7)	(2,415.3)
Intangible assets and goodwill	2,421.6	2,417.7	2,415.3
Brands | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	7.9	6.8
Amortisation, intangible assets other than goodwill	0.6	1.1
Impairment loss recognised in profit or loss, intangible assets other than goodwill		0.0
Disposals, intangible assets other than goodwill		0.0
Increase (decrease) through net exchange differences, intangible assets and goodwill		0.0
Intangible assets and goodwill	8.5	7.9	6.8
Intangible assets and goodwill	(8.5)	(7.9)	(6.8)
Brands | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,425.6)	(2,422.1)
Increase (decrease) through transfers, intangible assets other than goodwill		0.0
Disposals, intangible assets other than goodwill		0.0
Increase (decrease) through net exchange differences, intangible assets and goodwill	(4.5)	(3.5)
Intangible assets and goodwill	(2,430.1)	(2,425.6)	(2,422.1)
Intangible assets and goodwill	2,430.1	2,425.6	2,422.1
Brands | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through transfers, intangible assets other than goodwill		0.0
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(26.8)	(18.9)
Intangible assets and goodwill	(35.3)	(26.8)	(18.9)
Intangible assets and goodwill	35.3	26.8	18.9
Computer software | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	28.7	24.0
Amortisation, intangible assets other than goodwill	5.3	5.1
Impairment loss recognised in profit or loss, intangible assets other than goodwill		0.0
Disposals, intangible assets other than goodwill		(0.1)
Increase (decrease) through net exchange differences, intangible assets and goodwill		(0.4)
Intangible assets and goodwill	34.0	28.7	24.0
Intangible assets and goodwill	(34.0)	(28.7)	(24.0)
Computer software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(55.5)	(42.9)
Increase (decrease) through transfers, intangible assets other than goodwill		1.7
Disposals, intangible assets other than goodwill		0.1
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.0	0.3
Intangible assets and goodwill	(69.3)	(55.5)	(42.9)
Intangible assets and goodwill	€ 69.3	55.5	€ 42.9
Computer software | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through transfers, intangible assets other than goodwill		€ 0.1